Management of Financial Risks	12 Months Ended
Dec. 31, 2024
Management of Financial Risks
Management of Financial Risks

4.Management of Financial Risks

The Company’s activities expose it to a variety of financial risks. The Company’s finance department identifies and evaluates the financial risks in co-operation with the operating units.

4.1. Credit Risk

The credit risk arises mainly from trade receivables, cash and cash equivalents and deposits with banks and financial institutions. The Company’s trade receivables primarily consist of amounts due from reputable hospitals and medical institutions across the different regions in which they are selling. These institutions are well - established within the healthcare industry, presenting a low credit risk profile. The Company maintains stringent credit assessment procedures and closely monitors receivables to ensure timely collections. Historically, the Company has experienced no default rates, further underscoring the low risk associated with this customer base. Given the financial stability and strong reputations of these counterparties, the expected credit losses are assessed to be immaterial, and accordingly, no provision has been made as of the reporting date.

Furthermore, the Company is not exposed to any material credit risk from other receivables. Other receivables are mainly the tax incentives in Australia and Belgium and there is limited risk associated to these receivables.

4.2.Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s activities may expose it to changes in foreign currency exchange rates and interest rates. The Company is not exposed to any equity price risk or commodity price risk as it does not invest in these classes of investments.

4.2.1.Foreign Exchange Risk

The Company is exposed to currency risk primarily due to the expected future USD, AUD and NIS expenses that will be incurred as part of the ongoing and planned marketing, clinical trials and other related expenses. A financial risk management policy has been approved to i) generate yields on liquidity and ii) reduce the exposure to currency fluctuations with a timeline up to 24 months and by means of foreign currency swaps. The Company currently does not hedge its operational foreign exchange (FX) risk, as it is partly covered by expected future cash outflows. These outflows in USD, NIS, and AUD are forecasted or budgeted for marketing, clinical trials, and related expenses. Additionally, the Company does not hedge the risk on outstanding balances in currencies other than its functional currency.

Additionally, earnings variability arises from the translation of monetary assets and liabilities denominated in currencies other than the functional currency of the Company’s subsidiaries at the rate of exchange at each closing date, the impact of which is reported as a foreign exchange gain or loss in the consolidated statements of comprehensive income.

	2024 rates		2023 rates		2022 rates
Currency	Closing	Average	Closing	Average	Closing	Average
NIS	3.78850	4.00670	3.97763	3.98960	3.78240	3.53440
AUD	1.67720	1.63971	1.62033	1.63002	1.57630	1.51430
USD	1.03890	1.08238	1.10377	1.08242	1.07270	1.05170

Based on the Company’s foreign currency exposures at the level of the consolidated income statement, varying the above foreign exchange rates to reflect positive and negative changes of 5 % of the NIS, AUD and USD would have the following impact:

(in EUR 000)		Effect on loss (before tax)			Effect on pretax equity
Change in foreign exchange rate		NIS	USD	AUD	NIS	USD	AUD
2024	5%	(32)	(79)	(20)	(191)	(156)	(431)
	-5%	35	87	22	211	173	477
2023	5%	(27)	—	(33)	(130)	(54)	(319)
	-5%	30	—	36	143	59	352
2022	5%	(20)	(54)	(73)	(108)	(59)	(292)
	-5%	23	60	80	120	65	322

4.2.2.Interest rate risk

Interest rate risk is the risk that the fair value or future cashflows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk is remote as both the EIB Finance Agreement and the term deposits and US Treasury bills have fixed interest rates.

4.3.Liquidity Risk

The Company’s main sources of cash inflows are obtained through capital increases, recoverable cash advances and grants and the EIB finance agreement. Cash is invested in low risk investments such as short-term bank deposits or savings accounts. The Company mainly makes use of liquid investment in current accounts (in Euro) or short-term deposit accounts.

The ability of the Company to maintain adequate cash reserves to support its activities in the medium term is highly dependent on the Company’s ability to raise additional funds through the EIB Finance Agreement, additional capital increases or other new borrowings. As a consequence, the Company is exposed to significant liquidity risk in the medium term.

On July 3, 2024 the Company has signed a €37.5 million loan facility agreement with the European Investment Bank (“EIB”). The €37.5 million facility is divided into three tranches: €10 million for the first tranche (“Tranche A”), €13.75 million for the second tranche (“Tranche B”) and €13.75 million for the third tranche (“Tranche C”). Disbursement under the various tranches is subject to certain conditions. Tranche A carries an annual 5% cash and 5% capitalized interest rate, and features a five-year bullet repayment schedule. The various tranches do not contain revenue or liquidity covenants. The first tranche A for an amount of €10 million, was disbursed on July 26, 2024.

Please refer to note 5.1 on going concern consideration.

Contractual undiscounted maturities of financial liabilities at December 31, are as follows:

	As at December 31
	2024			2023
	Lease	Financial	Trade &	Lease	Financial	Trade &
(in EUR 000)	Liability	Debt	Other Liabilities	Liability	Debt	Other Liabilities
Less than 1 year	1,235	801	15,392	990	378	11,240
1 - 5 years	2,221	21,080	963	2,729	8,488	—
5+ years	620	7,042	—	748	4,608	—
Total	4,076	28,923	16,355	4,467	13,474	11,240

Balances due within 12 months equal their carrying balances, because the impact of discounting is not significant.

4.4.Fair Value

The carrying amount of cash and cash equivalents, trade receivables, other receivables, financial assets and other current assets approximate their value due to their short-term character.

The carrying value of current liabilities approximates their fair value due to the short-term character of these instruments. The fair value of non-current liabilities (financial debt and other non-current liabilities), excluding the derivative financial liabilities, is evaluated based on their interest rates and maturity date. These instruments have fixed interest rates and their fair value measurements are subject to changes in interest rates. The fair value measurement is classified as level 3. Please refer to note 2.9 for information on the valuation of non-current liabilities. The sensitivity on the fair value measurements of the recoverable cash advances are further detailed in note 17.1.

The derivative financial liabilities and assets which consists of foreign currency swaps are measured at fair value through profit and loss. Fair value is determined by the financial institution and is based on foreign currency swap rates and the maturity of the instrument.

The synthetic warrants are measured at fair value through profit and loss. The fair value is determined using a binomial tree with 240 monthly periods (20 years) and the following key unobservable input:

●	Volatility of 60.625%, estimated based on the median of the annualized 90-day standard deviation of daily volatility of Nasdaq stock prices over the period from January 2022 to December 2024.

A 5% increase in volatility would result in an increase in fair value by €73,000, while a 5% decrease in volatility would result in a decrease in fair value by €85,000.

The prepayment option is measured at fair value through profit and loss.

There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the period, except for the synthetic warrants and prepayment option. There were no transfers between level 1 and level 2 fair value measurements during the period and no transfers into or out of level 3 fair value measurements, except for the initial recognition and subsequent measurement of the synthetic warrants and prepayment option in level 3.

	Carrying value		Fair value
	As at December 31		As at December 31
(in EUR 000)	2024	2023	2024	2023
Financial Assets
Other long-term receivables (level 3)	395	167	395	167
Prepayment option (level 3)	112	—	112	—
Trade and other receivables (level 3)	4,293	3,246	4,293	3,246
Foreign currency swaps (level 2)	—	343	—	343
Other current assets (level 3)	739	661	739	661
Cash and cash equivalents (level 1)	34,186	21,610	34,186	21,610
Financial Assets (level 2)	51,369	36,138	51,369	36,138

Financial liabilities
Financial liabilities (level 3)	—	63	—	60
Loan facility agreement (level 3)	6,898	—	7,151	—
Synthetic warrants (level 3)	3,204	—	3,204	—
Foreign currency swaps (level 2)	353	90	353	90
Recoverable cash advances (level 3)	8,871	8,674	8,871	8,674
Trade and other liabilities (level 1 and 3)	15,193	10,234	15,193	10,234